CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,118	$ 2,417	$ 3,003
Net unrealized gain (loss) on available for sale securities:
Net unrealized holding gain (loss) on available for sale securities	1,258	2,018	(58)
Reclassification adjustment for losses (gains) recognized in net income	(180)	(321)	(579)
Plus: credit portion of OTTI losses recognized in net income	81	98	325
Plus: noncredit portion of OTTI gains (losses) on available for sale securities	934	(1,142)	1,026
Net unrealized holding gains (losses) on available for sale securities, Net of Tax Amount	2,093	653	714
Net unrealized gain (loss) on interest-rate swap derivative	(5)	(220)	(85)
Other comprehensive income, Net of Tax Amount	2,088	433	629
Comprehensive income	$ 3,206	$ 2,850	$ 3,632